SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

In the six months ended June 30, 2016, 125,000 options granted in 2011 were exercised by three employees and two officers.
In March 2016, a total of 279,000 options were granted to six directors, two officers and five employees of the Company. There were no other options outstanding at June 30, 2016.
As at June 30, 2016, the unrecognized compensation cost relating to non-vested options granted under the Company's Option Scheme was $0.7 million (December 31, 2015: $0).